CONVERTIBLE SENIOR NOTES - Carrying amount of Notes (Details) - Convertible senior notes ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
CONVERTIBLE SENIOR NOTES
Principal	¥ 2,639,874
Less: unamortized discount and debt issuance cost based on imputed interest rate of 1.14%	(37,531)
Net carrying amount	¥ 2,602,343
Imputed interest rate	1.14%